Taxes - Reconciliation of Swedish Income Tax Rate with Effective Tax Rate (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Calculated tax expense at Swedish tax rate 20.6%	kr (5,070)	kr (6,025)	kr (5,823)
Effect of foreign tax rates	(605)	(324)	(616)
Current income taxes related to prior years	253	(337)	(175)
Remeasurement of tax loss carry-forwards	(49)	(175)	(258)
Remeasurement of deductible temporary differences	15	220	369
Withholding tax expense	0	0	(1,393)
Reversal of impaired withholding tax	411	969	0
Tax effect of non-deductible expenses	(760)	(975)	(2,079)
Tax effect of non-taxable income	327	392	372
Tax effect of changes in tax rates	(19)	(15)	14
Income tax expense	kr (5,497)	kr (6,270)	kr (9,589)
Effective tax rate	22.30%	21.40%	35.20%